Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax benefit (provision) computed at the statutory rate (US & France)	$ 21,623	$ 2,224	$ 2,860
Deferred Tax Allowance	(711)	(4,738)	(2,860)
Business Tax	(150)	(56)	(192)
Non Taxable remeasurement of fair value accounting	(9,592)	7,303	0
Temporary differences	0	(31)	0
Total	$ 11,170	$ 4,702	$ (192)